Organization and Description of Business	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Organization and description of business

Note 1 – Organization and description of business

Color Star Technology Co., Ltd. (the “Company” or “Color Star”) is an entertainment and education company which provides online entertainment performances and online music education services via its wholly-owned subsidiary, Color China Entertainment Limited (“Color Sky”).

The Company was founded as an unincorporated business on September 1, 2005, under the name TJS Wood Flooring, Inc., and became a C-corporation in the State of Delaware on February 15, 2007. On April 29, 2008, TJS Wood Flooring, Inc. changed its name to China Advanced Construction Materials Group, Inc. (“CADC Delaware”). On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. (“CADC Nevada”), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware’s state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. (“CADC Cayman”), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman continued as the surviving entity. As a result of the reincorporation, the Company is governed by the laws of the Cayman Islands.

On November 22, 2021, Color China changed its name from “Color China Entertainment Limited” to “Color Sky Entertainment Limited.”

CACM Group NY, Inc.

On August 20, 2018, CACM Group NY, Inc. (“CACM”) was incorporated in the State of New York and is 100% owned by the Company. As of the date of this report, CACM has not commenced any business operations and the Company is currently using CACM as its headquarters in the United States of America.

Baytao LLC (“Baytao”)

On March 10, 2020, CACM entered into a joint venture agreement (the “JV Agreement”) with Baydolphin, Inc. (“Baydolphin”), a company organized under the laws of New York. Pursuant to the JV Agreement,

●	CACM and Baydolphin established a limited liability company under the laws of New York, Baytao, which will be the 100% owner of one or more operating entities in the U.S. to engage in the business of online and offline after-school education.

●	The business of Baytao shall be managed by the Board of Managers of Baytao.

●	CACM shall appoint three designees to the Board of Managers of Baytao and Baydolphin shall appoint two designees. The General Manager of Baytao shall be appointed by CACM and report to the Board of Managers.

●	CACM shall contribute necessary capital for the operating entities to fund their operations and obtain the right to use the software platform and other technologies from Color Star, which will be provided to the JV and its operating entities for no charge to facilitate their operations and provide online classes to their registered students, and Baydolphin shall be responsible for managing these entities with its expertise in after-school education, including but not limited to recruiting and training personnel and implementing all promotional and marketing activities.

●	Eighty percent (80%) of the net profits or net loss of the joint venture will be distributed to or assigned to CACM and the remaining twenty percent (20%) to Baydolphin.

On June 29, 2021, CACM (the “Seller”) entered into a share purchase agreement (the “Agreement”) with Baydolphin (the “Buyer”). Pursuant to the Agreement, the Seller agreed to sell, and the Buyer agreed to purchase 80% of the outstanding equity interest of Baytao for a consideration of $100. Prior to the sale, Baytao had no operation or asset. Upon completion of the sale, Baytao ceased to be a subsidiary of the Company.

Color Sky

The ongoing COVID-19 pandemic has claimed hundreds of thousands of lives and caused massive global health and economic crisis, while also causing large-scale social and behavioral changes in societies. Online entertainment and online education are experiencing enormous growth which the Company believes will last long after the pandemic. In order to expand the Company’s global reach and to enter into an online business, on May 7, 2020, the Company entered into a Share Exchange Agreement (“Exchange Agreement”) with Color Sky, a Hong Kong limited company, and shareholders of Color Sky (the “Sellers”), pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired all of the outstanding issued shares in Color Sky from the sellers (the “Acquisition”). Pursuant to the Exchange Agreement, in exchange for all of the outstanding shares of Color Sky, the Company agreed to issue 115,834ordinary shares of the Company and pay an aggregate of $2,000,000 to the Sellers. On June 3, 2020, the Acquisition was consummated and the Company issued 115,834 ordinary shares of the Company to the Sellers and closed on the same date. Since Color Sky had no business operations other than holding a significant collection of music performance specific equipment, the transaction has been treated as an acquisition of assets, as it did not meet the definition of a business. The Company plans to make Color Sky an emerging online performance and online music education provider with a significant collection of performance specific assets -- leveraging professional experience of the Company’s new Chief Executive Officer (“CEO”) who has established good relationships with major record companies, renowned artists and entertainment agencies around the world. Color Sky is in the process of building an online entertainment and music education platform featuring artists and professional producers as its lead instructors. Color Sky officially launched its online cultural entertainment platform, Color World, globally on September 10, 2020. The Color World platform (or online education academy App) has not only celebrity lectures, but also celebrity concert videos, celebrity peripheral products, such as celebrity branded merchandise, and artist interactive communication.

Modern Pleasure International Limited

On June 18, 2021, Modern Pleasure International Limited (“Modern Pleasure”), a limited liability company, was incorporated in Hong Kong and is wholly established and owned by the Company. As of the date of this report,, Modern Pleasure has not commenced operations.

Color Metaverse Pte. Ltd.

On February 21, 2022, Color Metaverse Pte.Ltd (“Color Metaverse”), a private company limited by shares, was incorporated in Singapore and is wholly established and owned by the Company. Color Metaverse commenced operations in September 2022.

Color Star Technology Ohio Inc.

On August 11, 2022, Color Star Technology Ohio Inc. (“Color Star Ohio”) was incorporated in the State of Ohio and is 100% owned by the Company. As of the date of this report, Color Star Ohio has not commenced operations.